Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are required by SEC rules to disclose information regarding the relationship between compensation actually paid to Howard W. Lutnick, our principal executive officer (“PEO”) and NEOs other than the PEO (the
“non-PEO
NEOs”) and the financial performance of the Company. The following table sets forth additional compensation information for Howard W. Lutnick, our Chief Executive Officer (CEO), who serves as PEO, and the non-PEO
NEOs, along with total stockholder return (“TSR”), net income, and the “Company Selected Measure,” which we have selected as Total Revenues, each for fiscal years 2020, 2021 and 2022. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Footnote 5 below sets forth the adjustments from the Total Compensation for the PEO and Average Total Compensation for the
non-PEO
NEOs reported in the Summary Compensation Table to arrive at the values presented for compensation actually paid for each of the fiscal years shown.

							Value of Initial Fixed $100
	Summary			Average Summary Compensation	Average Compensation			Peer Group
Year	Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1		Table Total for Non-PEO NEOs 2	Actually Paid to Non-PEO NEOs 2		Total Shareholder Return	Total Shareholder Return	Net Income (in thousands)	Total Revenue (in thousands)
(a)	(b)	(c)		(d)	(e)		(f)	(g)	(h)	(i)
2022	$13,000,000	$13,098,272	5	$2,236,079	$2,323,476	5	$67.06	$72.01	$58,867	$1,795,302
2021	$19,831,245	$19,926,553	5	$2,144,445	$2,189,041	5	$81.86	$62.62	$153,488	$2,015,364
2020	$12,000,000	$12,156,610	5	$2,847,239	$2,906,417	5	$69.85	$74.23	$50,918	$2,056,761

1	The PEO was Mr. Lutnick during all periods presented.
2
The
non-PEO
NEOs in fiscal year 2022 consisted of Messrs. Merkel, Windeatt, Hauf and Bisgay. Mr. Bisgay served as Chief Financial Officer of the Company until June 6, 2022, and Mr. Hauf began serving as Chief Financial Officer on that date. When calculating the average compensation for the non-PEO
NEOs in fiscal year 2022, the portion of the year that each of Messrs. Bisgay and Hauf served as Chief Financial Officer was included in the denominator of such calculation, such that the two of them together were collectively treated as one NEO. The non-PEO
NEOs in fiscal year 2021 consisted of Messrs. Merkel, Windeatt, and Bisgay, who each served for the entirety of the year. The non-PEO
NEOs in fiscal year 2020 consisted of Messrs. Merkel, Windeatt, Bisgay, and Lynn. Mr. Lynn served as President of the Company until October 1, 2020, when he became Vice Chairman of the Company and no longer served as an executive officer. Accordingly, when calculating the average compensation for the non-PEO
NEOs in fiscal year 2020, Mr. Lynn’s compensation for the entire year is included, as he continued his service to the Company after ceasing to be an executive officer. When calculating Mr. Windeatt’s portion of the average compensation for the non-PEO
NEOs for each fiscal year, his portion was calculated using the applicable exchange rate as set forth in the notes to the Summary Compensation Table.

3
The peer group consists of Compagnie Financière Tradition SA and TP ICAP plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group on December 31, 2019.

4
The Company selected Total Revenues to be the most important financial performance measure that is not otherwise required to be disclosed in the table above used by the Company to link compensation actually paid to its NEOs for the most recently completed fiscal year to its performance. While Total Revenues was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short and long-term objectives aligned with our strategy and shareholder interests as further described in our Compensation Discussion and Analysis above.

5
For each year, “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to
Non-PEO
NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table (all amounts are averages for the non-PEO
NEOs):

Adjustments to Determine Compensation Actually Paid to PEO	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	($7,831,243)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	$7,831,243	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$98,272	$95,308	$156,610

Total Adjustments	$98,272	$95,308	$156,610

Adjustments to Determine Compensation Actually Paid to PEO	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	($111,565)	($418,239)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	$111,565	$418,239
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$87,397	$44,596	$59,178
Total Adjustments	$87,397	$44,596	$59,178

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
2
The
non-PEO
NEOs in fiscal year 2022 consisted of Messrs. Merkel, Windeatt, Hauf and Bisgay. Mr. Bisgay served as Chief Financial Officer of the Company until June 6, 2022, and Mr. Hauf began serving as Chief Financial Officer on that date. When calculating the average compensation for the non-PEO
NEOs in fiscal year 2022, the portion of the year that each of Messrs. Bisgay and Hauf served as Chief Financial Officer was included in the denominator of such calculation, such that the two of them together were collectively treated as one NEO. The non-PEO
NEOs in fiscal year 2021 consisted of Messrs. Merkel, Windeatt, and Bisgay, who each served for the entirety of the year. The non-PEO
NEOs in fiscal year 2020 consisted of Messrs. Merkel, Windeatt, Bisgay, and Lynn. Mr. Lynn served as President of the Company until October 1, 2020, when he became Vice Chairman of the Company and no longer served as an executive officer. Accordingly, when calculating the average compensation for the non-PEO
NEOs in fiscal year 2020, Mr. Lynn’s compensation for the entire year is included, as he continued his service to the Company after ceasing to be an executive officer. When calculating Mr. Windeatt’s portion of the average compensation for the non-PEO
NEOs for each fiscal year, his portion was calculated using the applicable exchange rate as set forth in the notes to the Summary Compensation Table.

Peer Group Issuers, Footnote	The peer group consists of Compagnie Financière Tradition SA and TP ICAP plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group on December 31, 2019.
PEO Total Compensation Amount	$ 13,000,000	$ 19,831,245	$ 12,000,000
PEO Actually Paid Compensation Amount	$ 13,098,272	19,926,553	12,156,610
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid to PEO	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	($7,831,243)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	$7,831,243	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$98,272	$95,308	$156,610

Total Adjustments	$98,272	$95,308	$156,610

Non-PEO NEO Average Total Compensation Amount	$ 2,236,079	2,144,445	2,847,239
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,323,476	2,189,041	2,906,417
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid to PEO	2022	2021	2020
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	($111,565)	($418,239)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of year-end	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	—	$111,565	$418,239
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$87,397	$44,596	$59,178
Total Adjustments	$87,397	$44,596	$59,178

Compensation Actually Paid vs. Total Shareholder Return
TSR. The graphs below show the relationship between (1) compensation actually paid to our PEO and the average of compensation actually paid to our non-PEO
NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the three fiscal years ended December 31, 2022.
Compensation Actually Paid vs TSR

Compensation Actually Paid vs. Net Income
Net Income. The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO
NEOs and net income, as reported in our consolidated financial statements, over the three fiscal years ended December 31, 2022.
Compensation Actually Paid vs Net Income

Compensation Actually Paid vs. Company Selected Measure
Company Selected Measure. The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO
NEOs and our Total Revenues over the three fiscal years ended December 31, 2022.
Compensation Actually Paid vs Total Revenues (Company Selected Measure)

Total Shareholder Return Vs Peer Group
TSR. The graphs below show the relationship between (1) compensation actually paid to our PEO and the average of compensation actually paid to our non-PEO
NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the three fiscal years ended December 31, 2022.
TSR vs Peer TSR

Tabular List, Table
Performance Measures Tabular List
The table below lists our most important performance measures, including the Company Selected Measure, used to link compensation actually paid for our NEOs to Company performance for the fiscal year ended December 31, 2022. The performance measures included in this table are not ranked by relative importance.

Performance Measures
Total Revenues
Total Fenics Revenues
Pre-tax Adjusted Earnings
Data, Software & Post-Trade Growth
Catalyst Transactions and Hires, Acquisitions, and Strategy Development

Total Shareholder Return Amount	$ 67.06	81.86	69.85
Peer Group Total Shareholder Return Amount	72.01	62.62	74.23
Net Income (Loss)	$ 58,867,000	$ 153,488,000	$ 50,918,000
Company Selected Measure Amount	1,795,302,000	2,015,364,000	2,056,761,000
PEO Name	Mr. Lutnick
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Total Fenics Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax Adjusted Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Data, Software & Post-Trade Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Catalyst Transactions and Hires, Acquisitions, and Strategy Development
PEO | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,831,243)	0
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase deduction for change in fair value as of yearend (from prior yearend) of stock and option awards granted in any prior year that were outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase for fair value as of vesting date of stock and option awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase deduction for change in fair value as of vesting date (from prior yearend) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,831,243	0
PEO | Deduction for fair value as of prior yearend of stock and option awards granted in any prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,272	95,308	156,610
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,272	95,308	156,610
Non-PEO NEO | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(111,565)	(418,239)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase for fair value of stock and option awards granted during year that are outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase deduction for change in fair value as of yearend (from prior yearend) of stock and option awards granted in any prior year that were outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase for fair value as of vesting date of stock and option awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase deduction for change in fair value as of vesting date (from prior yearend) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	111,565	418,239
Non-PEO NEO | Deduction for fair value as of prior yearend of stock and option awards granted in any prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,397	44,596	59,178
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 87,397	$ 44,596	$ 59,178